Revenues (Tables)	12 Months Ended
Dec. 31, 2024
Revenues [Abstract]
Schedule of revenue	Revenues are comprised of the following:

	Year Ended December 31
	2022	2023	2024
Time charter revenue	$351,006	$290,440	$316,553
Other income	13,044	4,953	4,126
Total	364,050	295,393	320,679